Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Lease revenue	$ 952	$ 996
Right of use lease assets	1,100	1,300
Lease liabilities	1,300	1,400
Lease cost	$ 374	$ 394